Revenue - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue	$ 36,307	$ 17,552
Hardware
Disaggregation of Revenue [Line Items]
Revenue	20,662	4,070
Hardware | Partnership Arrangements
Disaggregation of Revenue [Line Items]
Revenue	20,662	4,070
Service
Disaggregation of Revenue [Line Items]
Revenue	15,645	13,482
Service | Partnership Arrangements
Disaggregation of Revenue [Line Items]
Revenue	51	6
Service | Host Customer Arrangements
Disaggregation of Revenue [Line Items]
Revenue	$ 15,594	$ 13,476